Financial Assets and Liabilities - Summary of lease expense (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure Of Lease Expense [Line Items]
Variable lease payments not included in the measurement of lease liabilities	R$ 10,691
Expenses relating to short-term leases	37,143
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	348
Lease expense	R$ 48,182